LEASES	12 Months Ended
Dec. 31, 2025
Leases
LEASES

22.	LEASES

The Group’s operating leases are principally for office space and facilities. At December 31, 2024 and 2025, The Group’s operating leases had a weighted average discount rate of 4.75% and 4.75% and a weighted-average remaining term of 2.3 years and 1.4 years, respectively. The components of lease expense were as follow：

	Year ended December 31,
	2024	2025
	RMB	RMB
Lease cost
Operating lease expense	2,193	2,147
Short-term lease expense (i)	1,147	340
Total lease cost	3,340	2,487

(i)	Includes leases with a term of one year or less.

Supplemental cash flow information for leases was as follows:

	Year ended December 31,
	2024	2025
	RMB	RMB
Operating cash flows relating to operating leases	1,991	1,949
Lease liabilities arising from obtaining right-of-use assets	2,568	1,006

As of December 31, 2025, the aggregate future minimum rental payments under non-cancelable agreement were as follows:

RMB
2026	1,356
2027	304
2028	131
Total future minimum rental payment	1,791
Less amount representing imputed interest	(60)
Present value of future minimum rental payments	1,731
Less current portion, recorded in other current liabilities	1,310
Long-term lease liabilities, recorded in other long-term liabilities	421

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)